Average Annual Total Returns		12 Months Ended	34 Months Ended
	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2024
Share Class
Prospectus [Line Items]
Average Annual Return, Percent		20.11%	15.16%
Performance Inception Date	Feb. 22, 2022
Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.65%	14.70%
Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.22%	11.81%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	13.31%
Russell 1000 Value Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	7.68%